August 31, 2004


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR

Re:           AXP California Tax-Exempt Trust
              Post-Effective Amendment No. 33
              File No. 33-5103/811-4646

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 33 (Amendment). This Amendment was filed electronically on August 26, 2004.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation